Notes Payable (Details Narrative)																										1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 08, 2021 USD ($)	Feb. 17, 2021 USD ($) d $ / shares	Feb. 02, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) $ / shares	Jan. 19, 2021 USD ($)	Dec. 16, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 19, 2020 USD ($)	Nov. 05, 2020 USD ($)	Nov. 04, 2020 USD ($) $ / shares	Oct. 15, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 17, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)	Mar. 06, 2020 USD ($)	Feb. 07, 2020 USD ($)	Jan. 16, 2020 USD ($)	Jan. 15, 2020 USD ($)	Oct. 23, 2019 USD ($)	Oct. 11, 2019 USD ($) $ / shares	Jan. 17, 2019 USD ($)	Aug. 02, 2018 USD ($) d	Apr. 23, 2018 USD ($) d	Nov. 30, 2020 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) d	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 05, 2021 USD ($)	Dec. 02, 2020 USD ($)	Oct. 30, 2020 USD ($)	Dec. 31, 2016 $ / shares
Proceeds from notes payable																																$ 972,500	$ 1,888,000	$ 1,839,888	$ 196,500
Repayment of note payable																																20,750
Notes payable, related parties, current												$ 1,072,185																				1,072,185		1,072,185	1,072,185
Derivative liability												5,649,412																				2,205,666		5,649,412	3,012,597
Convertible Notes Payable [Member]
Debt discount												622,134																						622,134	1,067,949
Accrued interest												790,862																				1,140,385		790,862
Interest expense																																492,361	$ 426,549
Derivative liability												363,010																				389,456		$ 363,010
Note and Securities Purchase Agreement [Member]
Debt principal balance															$ 105,000															$ 25,000
Interest rate percentage															22.00%
Maturity date															Apr. 28, 2021
Noteholder G [Member] | Small Business Administration [Member]
Interest rate percentage													3.80%
Maturity date													Jun. 17, 2050
Debt instrument face amount													$ 150,000
Proceeds from grant													$ 10,000
Noteholder G [Member] | Small Business Administration [Member] | Beginning in June 2021n [Member]
Monthly principal and interest payments																																$ 731
Noteholder G [Member] | Paycheck Protection Program Loan [Member]
Maturity date description	Interest is deferred for six months, then is at 1% until maturity in March 2026.															Maturity in April 2022
Interest rate percentage	1.00%															1.00%
Proceeds from notes payable																$ 112,888
Debt instrument face amount	$ 112,888
Noteholder C [Member]
Interest rate percentage								6.00%
Maturity date																																Dec. 29, 2020
Debt instrument face amount								$ 290,000
Debt discount								$ 15,000
Debt Instrument default percentage								22.00%
Debt default penalty amount								$ 6,148
Derivative liability			$ 2,223,503
Noteholder C [Member] | Note Agreement [Member]
Maturity date description								The Company and Noteholder C extended the maturity to December 29, 2020.			The Company and Noteholder C extended the maturity to December 29, 2020.
Interest rate percentage											5.00%
Maturity date								Dec. 21, 2020			Dec. 15, 2020
Debt instrument face amount											$ 565,000
Debt discount											$ 15,000
Debt Instrument default percentage											22.00%
Debt default penalty amount											$ 85,428
Noteholder C [Member] | Securities Purchase Agreement [Member]
Maturity date description			The maturity of the note was extended through January 31, 2022
Interest rate percentage			12.00%																			24.00%
Proceeds from notes payable														$ 75,000			$ 125,000		$ 351,000												$ 1,450,000
Debt instrument face amount																						$ 2,000,000
Debt Instrument default percentage			18.00%
Conversion price per share | $ / shares			$ 0.054																			$ 0.1587
Percentage of conversion price																						60.00%
Shares issued during the period | shares			12,000,000
Noteholder F [Member]
Maturity date description					This note was repaid on January 22, 2021
Interest rate percentage					24.00%
Maturity date					Feb. 19, 2021
Debt instrument face amount					$ 64,500
Repayment of note payable																													$ 20,750
Noteholder D [Member]
Monthly principal and interest payments																												$ 286,518
Interest expense						$ 28,818
Debt conversion amount												51,100
Shares issued during the period | shares																												5,525,000
Derivative liability						$ 123,768																															$ 131,360	$ 42,472
Noteholder A [Member]
Monthly principal and interest payments																										$ 472,167
Interest expense							$ 14,500		$ 20,445
Shares issued during the period | shares																										20,846,210
Derivative liability							$ 883,229		$ 239,615																	$ 883,229
Noteholder A [Member] | Note and Securities Purchase Agreement [Member]
Maturity date description															Matures April 28, 2021.
Debt principal balance															$ 105,000
Interest rate percentage															22.00%
Maturity date															Apr. 28, 2021
Proceeds from notes payable																														$ 25,000
Noteholder B [Member]
Interest rate percentage		12.00%
Maturity date		Feb. 17, 2022
Debt instrument face amount		$ 250,000
Conversion price per share | $ / shares		$ 0.06
Percentage of conversion price		40.00%
Threshold trading days | d		10
Short Term Note Payable [Member] | Noteholder E [Member]
Maturity date description																											Matured in August 2017.
Debt principal balance																											$ 55,353
Interest rate percentage																											18.00%
Convertible Notes Payable [Member]
Debt conversion amount																		$ 111,111		$ 166,667	$ 50,000
Convertible Notes Payable [Member] | Minimum [Member]
Percentage of conversion price																																		40.00%
Convertible Notes Payable [Member] | Maximum [Member]
Percentage of conversion price																																		50.00%
Convertible Notes Payable [Member] | President and Chief Executive Officer [Member]
Interest rate percentage																																							8.00%
Conversion price per share | $ / shares																																							$ 0.026
Notes payable, related parties, current												1,072,185																				$ 1,072,185		$ 1,072,185
Accrued interest												$ 327,484																				$ 370,372		327,484
Convertible Notes Payable [Member] | Noteholder A [Member]
Interest rate percentage																								12.00%	12.00%
Maturity date																								Aug. 01, 2019	Oct. 23, 2018
Debt instrument face amount																								$ 277,778	$ 111,111
Percentage of conversion price																								50.00%	50.00%
Threshold trading days | d																								10	20
Debt conversion amount																							$ 338,889											$ 50,000	$ 227,778
Promissory Note Agreement [Member] | Noteholder H [Member]
Interest rate percentage										15.00%
Maturity date										May 04, 2021
Convertible notes payable										$ 100,000
Promissory Note Agreement [Member] | Noteholder H [Member] | Restricted Common Stock [Member]
Shares issued, price per share | $ / shares										$ 0.059
Convertible Promissory Note [Member] | Minimum [Member]
Percentage of conversion price																																50.00%
Convertible Promissory Note [Member] | Maximum [Member]
Percentage of conversion price																																40.00%
Convertible Promissory Note [Member] | Noteholder D [Member]
Interest rate percentage							10.00%																			10.00%
Maturity date							Nov. 30, 2022
Convertible notes payable							$ 175,000																			$ 175,000
Percentage of conversion price																																60.00%
Threshold trading days | d																																10
Senior Secured Convertible Promissory Note [Member] | Noteholder C [Member]
Maturity date description				The note matures January 21, 2022 but may be extended an additional 12 months
Maturity date				Jan. 21, 2022
Conversion price per share | $ / shares				$ 0.054
Convertible notes payable				$ 176,984
Debt conversion amount				$ 992,226
Senior Secured Convertible Promissory Note [Member] | Noteholder A [Member]
Interest rate percentage																																				12.00%
Maturity date				Jan. 19, 2021
Debt instrument face amount																																				$ 300,000
Repayment of note payable				$ 64,500
Convertible notes payable				1,250,000
Interest expense				1,250
Legal fees				$ 15,040